Goodwill - Narrative (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 1,132,000,000
Explanation of period over which management has projected cash flows, period		5 years
Bell Media
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 1,132,000,000		$ 0